MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4 - MARKETABLE SECURITIES

Marketable securities as of December 31, 2016, and December 31, 2015, consist mainly of debt and equity securities. These securities are classified as available-for-sale and are recorded at fair value. Changes in fair value, net of taxes (if applicable), are reflected in other comprehensive loss. Realized gains and losses on sales of the securities, as well as premium or discount amortization, are included in the consolidated statement of operations as finance income or expenses.

The following table sets forth the Company’s marketable securities:

	December 31
	2016	2015
Israeli mutual funds	$957	$1,977
Certificates of deposit	33,350	35,627
Municipal and agency bonds	26,890	19,143
Total	$61,197	$56,747

At December 31, 2016 and 2015, the fair value, cost and gross unrealized holding gains of the securities owned by the Company were as follows:

	December 31, 2016
	Fair value	Cost or Amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Israeli mutual funds	$957	$952	$-	$5
Certificates of deposit	33,350	33,408	68	10
Agency bonds	26,890	26,901	13	2
Total	$61,197	$61,261	$81	$17

	December 31, 2015
	Fair value	Cost or Amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Israeli mutual funds	$1,977	$1,978	$3	$2
Certificates of deposit	35,627	35,703	79	3
Municipal and agency bonds	19,143	19,191	49	1
Total	$56,747	$56,872	$131	$6

As of December 31, 2016, the unrealized losses attributed to the Company’s marketable securities were primarily due to credit spreads and interest rate movements. The Company has considered factors regarding other than temporary impaired securities and determined that there are no securities with impairment that is other than temporary as of December 31, 2016, and December 31, 2015.

During the year ended December 31, 2016 the Company received proceeds of $27,106 upon sale and maturity of marketable securities.

As of December 31, 2016, and December 31, 2015, the Company’s debt securities had the following maturity dates:

	Market value
	December 31
	2016	2015
Due within one year	$42,708	$22,485
1 to 2 years	14,513	27,046
2 to 3 years	3,019	5,239
Total	$60,240	$54,770

$390 and $769 of the Company’s marketable securities were restricted as of December 31, 2016, and December 31, 2015, respectively, due to a lien in respect of bank guarantees granted to secure hedging transaction and the Company’s rent agreement. Refer to note 7 and note 3.